FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives:
Derivative asset	$ 46,970	$ 95,500
Derivative liability	56,205	72,126
Foreign exchange swaps liability	(5,798)	0
Debt deferred charges	32,924	16,837
Oil derivative instrument
Derivatives:
Derivative asset	45,640	84,730
Derivative liability			$ 79,600
Interest rate swap
Derivatives:
Derivative asset	84	10,770
Derivative liability	5,798	0
Foreign exchange swap
Derivatives:
Derivative asset	214	0
Foreign exchange swaps asset	1,246	0
Foreign exchange swaps liability	0	(1,322)
Equity Swap
Derivatives:
Derivative liability	50,407	70,804
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents	222,123	217,835
Restricted cash and short-term deposits	188,289	486,426
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents	222,123	217,835
Restricted cash and short-term deposits	188,289	486,426
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt	(1,244,599)	(732,184)
Long-term debt - convertible bonds	(368,134)	(353,661)
Long-term debt	(956,018)	(1,496,351)
Level 2 | Carrying value | Oil derivative instrument
Derivatives:
Derivative asset	45,640	84,730
Level 2 | Carrying value | Interest rate swap
Derivatives:
Derivative asset	84	10,770
Derivative liability	(5,798)	0
Level 2 | Carrying value | Foreign exchange swap
Derivatives:
Foreign exchange swaps asset	1,246	0
Foreign exchange swaps liability	0	(1,322)
Level 2 | Carrying value | Equity Swap
Derivatives:
Derivative liability	50,407	70,804
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt	(1,244,599)	(732,184)
Long-term debt - convertible bonds	(355,943)	(373,029)
Long-term debt	(956,018)	(1,496,351)
Level 2 | Fair value | Oil derivative instrument
Derivatives:
Derivative asset	45,640	84,730
Level 2 | Fair value | Interest rate swap
Derivatives:
Derivative asset	84	10,770
Derivative liability	(5,798)	0
Level 2 | Fair value | Foreign exchange swap
Derivatives:
Foreign exchange swaps asset	1,246	0
Foreign exchange swaps liability	0	(1,322)
Level 2 | Fair value | Equity Swap
Derivatives:
Derivative liability	$ 50,407	$ 70,804